Changes in the Corporation's liability of estimated losses associated with customary respresentations and warranties related to loans sold by BPPR (Detail) (Indemnification Guarantee Member, Banco Popular De Puerto Rico [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Indemnification Guarantee Member | Banco Popular De Puerto Rico [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 19,277	$ 7,587
Additions for new sales	0	13,747
Provision (reversal) for representations and warranties	(712)	(332)
Net charge-offs / terminations	(2,606)	(1,725)
Balance as of end of period	$ 15,959	$ 19,277